Financial instruments - Disclosure of maturity analysis for derivative and non-derivative financial liabilities (Details) - Liquidity risk - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	$ 3,052,564	$ 1,196,112
Derivative financial liabilities, undiscounted cash flows	719	(9)
Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	2,473,684	1,037,326
Fair Value - Liabilities	0	146
Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	859,414	456,805
Derivative financial liabilities, undiscounted cash flows	(148)	(876)
Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,403,758	631,694
Derivative financial liabilities, undiscounted cash flows	860	797
More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	789,391	107,613
Derivative financial liabilities, undiscounted cash flows	7	70
Bank loans and other notes
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,164,574	837,126
Bank loans and other notes | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	1,819,760	730,311
Bank loans and other notes | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	649,802	217,328
Bank loans and other notes | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	1,214,901	587,681
Bank loans and other notes | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	299,870	32,117
Other borrowings
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	810,706	214,641
Other borrowings | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	577,173	163,546
Other borrowings | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	134,888	99,058
Other borrowings | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	186,643	40,363
Other borrowings | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	489,175	75,220
Lease liabilities
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	5,635	37,732
Lease liabilities | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	5,102	36,856
Lease liabilities | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	3,075	33,806
Lease liabilities | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	2,214	3,651
Lease liabilities | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	346	276
Current trade and other payables
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	71,649	106,613
Current trade and other payables | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial liabilities	71,649	106,613
Current trade and other payables | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	71,649	106,613
Current trade and other payables | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Current trade and other payables | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Interest rate swaps
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	719	(9)
Interest rate swaps | Financial liabilities at amortized cost
Disclosure of financial assets that are either past due or impaired [line items]
Fair Value - Liabilities	0	146
Interest rate swaps | Less than 1 year
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	(148)	(876)
Interest rate swaps | Between 1 and 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	860	797
Interest rate swaps | More than 5 years
Disclosure of financial assets that are either past due or impaired [line items]
Derivative financial liabilities, undiscounted cash flows	$ 7	$ 70